Schedule of Income Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net (loss) income for the period	$ (13,432,539)	$ 898,591
Weighted average number of shares of common stock - basic	280,354,631	205,950,811
Net (loss) income per share – basic	$ (0.05)	$ 0.00
Dilutive effect of convertible debentures		(370,121)
Dilutive effect of warrants on net income
Diluted net (loss) income for the year	$ (13,432,539)	$ 528,470
Stock options and RSUs		63,850,470
Weighted average number of shares of common stock - fully diluted	280,354,631	269,801,281
Net (loss) income per share - fully diluted	$ (0.05)	$ 0.00